Fixed assets - Internal costs capitalized as intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fixed assets
Labor expenses	€ 418	€ 399	€ 405